Commitments and Contingencies (Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Operating leases	$ 941	$ 803	$ 757
Asset retirement obligation	32	1,393	1,191
Total expenses	$ 973	$ 2,196	$ 1,948